Business Combination - Air Travel Bureau Limited - Purchase consideration (Details) - Air Travel Bureau Limited - INR (₨) ₨ in Thousands		12 Months Ended
	Jul. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Business Combination
Fair value of purchase consideration at acquisition date	₨ 1,120,510
Payments for business acquisition	509,999
Purchase price allocation:
Net working capital (including cash)	1,245,235
Tangible assets	71,016
Long term liabilities	(695,088)
Customer base and relationships	134,681
Non-compete agreements	16,861
Goodwill	400,254		₨ 961,186	₨ 653,666
Deferred tax liability	(52,449)
Total	1,120,510
Impaired trade receivables			₨ 18,141
Revised assessment
Purchase price allocation:
Increase in net assets		₨ 92,734
Decrease in goodwill		₨ (92,734)
Fair value of the trade receivables	1,425,036
Gross amount of trade receivables	₨ 1,442,300